Significant accounting policies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from rendering of services	$ (21,143)	$ (20,090)
Revenue from sale of goods	(1,576)	(1,629)
Operating income	9,178	8,788
Deferred tax liability (asset)	$ 2,303	$ 2,103	$ 1,735
ESP
Disclosure of detailed information about property, plant and equipment [line items]
Award vesting period	2 years
IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating income	$ 100
Deferred tax liability (asset)	400
Bottom of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from rendering of services	1,200
Contract assets	1,100
Top of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from sale of goods	1,400
Contract assets	$ 1,300
Network infrastructure and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	2 years
Network infrastructure and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	40 years
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	50 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, estimated useful life	2 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, estimated useful life	12 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, estimated useful life	3 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, estimated useful life	26 years
Program and feature film rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible assets, estimated useful life	5 years
Costs to obtain contracts with customers | Bottom of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	$ 300
Costs to obtain contracts with customers | Top of range | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	$ 400